Related Party Transactions (Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
Related Party Transaction [Line Items]
2014	$ 14,609,000
2015	14,479,000
2016	14,249,000
2017	14,184,000
2018	13,985,000
Thereafter	71,270,000
Total	142,776,000
Management agreement period	10 years
Management agreement renewal period	5 years
Payment to the manager	8,000,000
Fixed Base Fee Payments [Member]
Related Party Transaction [Line Items]
2014	2,013,000	[1]
2015	2,013,000	[1]
2016	2,013,000	[1]
2017	2,013,000	[1]
2018	2,013,000	[1]
Thereafter	14,095,000	[1]
Total	24,160,000	[1]
Fixed Administrative Agency Fee Payments Due by B and B Air Funding [Member]
Related Party Transaction [Line Items]
2014	839,000	[1]
2015	839,000	[1]
2016	839,000	[1]
2017	839,000	[1]
2018	839,000	[1]
Thereafter	5,872,000	[1]
Total	10,067,000	[1]
Fixed Administrative Agency Fee Payments Due by Fly Acquisition II [Member]
Related Party Transaction [Line Items]
2014	168,000
2015	168,000
2016	168,000
2017	168,000
2018	109,000
Thereafter	284,000
Total	1,065,000
Fixed Administrative Services Fee Due by Fly Peridot [Member]
Related Party Transaction [Line Items]
2014	416,000
2015	378,000
2016	261,000
2017	238,000
2018	201,000
Thereafter	185,000
Total	1,679,000
Fixed Administrative Agency Fee Payments Due by Other Subsidiaries [Member]
Related Party Transaction [Line Items]
2014	540,000
2015	448,000
2016	335,000
2017	293,000
2018	190,000
Thereafter	304,000
Total	2,110,000
Fixed Payments for Management Expenses [Member]
Related Party Transaction [Line Items]
2014	10,633,000	[1],[2]
2015	10,633,000	[1],[2]
2016	10,633,000	[1],[2]
2017	10,633,000	[1],[2]
2018	10,633,000	[1],[2]
Thereafter	50,530,000	[1],[2]
Total	$ 103,695,000	[1],[2]

[1]	Amounts in the table assume CPI rates in effect as of December 31, 2013 remain constant in future periods.
[2]	The initial term of the Management Agreement is for ten years, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.0 million, subject to potential future adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.